REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
NOTE 11 - REDEEMABLE NON-CONTROLLING INTERESTS

In 2019, AU10TIX entered into several agreements with certain investors, according to which AU10TIX  has issued for a net consideration of approximately $74,000, a total of 4,000,000 Series A Preferred Shares ("Series A Shares") and 330,709 Series A-1 Preferred Shares ("Series A-1 Shares" and together with Series A Shares – "the Preferred Shares") representing approximately 31.401% of the outstanding share capital of AU10TIX and 30.22% of the fully-diluted share capital of AU10TIX as of the date of the agreements.

In 2021, certain investors purchased 2,267,717 AU10TIX Series A Preferred shares from other investors. In connection with such purchases, all outstanding AU10TIX’s Series A Preferred Shares and Series A-1 Preferred Shares were re-designated as New Series A Preferred Shares and the class A ordinary shares (“Ordinary Shares”) owned by ICTS were re-designated as Class B Ordinary Shares.

According to the agreements with the investors, AU10TIX had the right to issue up to 1,000,000 Class A Ordinary Shares under its existing employee stock option plan. In 2026 the amount increased to 1,400,000.

As of December 31, 2025 and following exercise of options by employees, the holdings in AU10TIX are as follows: : (i) ICTS owned 66.30% of the outstanding share capital of AU10TIX in the form of Class B Ordinary Shares; (ii) Oak owned 12.42% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; (iii) GF owned 10.55% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares (iv) TPG owned 7.25% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares and (v) Other shareholders owned 3.48% of the outstanding share capital of AU10TIX in the form of Class B Ordinary Shares.

The Share Holders Agreement (“SHA”) and the Articles (as amended by the Deed of Amendment) provide for the following material matters with respect to the rights attaching to the New Series A Preferred Shares and the Ordinary Shares and the ongoing governance of AU10TIX:

The New Series A Preferred Shares are entitled to one vote per share and rank equally with the Ordinary Shares in regards to dividends. The Ordinary Shares are divided into two classes: Class A Ordinary Shares and Class B Ordinary Shares, which rank equally as to dividends. The Class A Ordinary Shares are entitled to one vote per share. The Class B Ordinary Shares are entitled to three votes per share and may only be held by ICTS and its permitted transferees.
The holders of New Series A Preferred Shares (“Series A Holders”) are entitled to a liquidation preference upon the occurrence of a certain events (as defined in the SHA), The Ordinary Shares rank equally in liquidation. The New Series A Preferred Shares are subject to conversion into Class A Ordinary Shares on a 1:1 basis (subject to adjustments for certain events affecting the capital of AU10TIX) at the option of the New Series A Holder; and immediately prior to a qualifying IPO of AU10TIX. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time upon the written request of a holder of Class B Ordinary Shares on a 1:1 basis, subject to adjustments for certain events affecting the capital of AU10TIX.

Exit Rights: At any time from and after July 3, 2026, upon written request by Series A Holders holding at least 60% of the then outstanding New Series A Preferred Shares (the “Preferred Majority”), AU10TIX is required to use reasonable endeavors to facilitate a sale of AU10TIX within six months after such written request, and, thereafter, the Preferred Majority has the right to step-in and require AU10TIX to facilitate a sale or IPO. On the exercise of such step-in right, each other shareholder (including ICTS) is required to cooperate with the Preferred Majority regarding such sale or IPO and the Preferred Majority has the right to exercise drag along rights over the shares held by other shareholders in order to facilitate such exit event.

Shares of redeemable convertible preferred stock are not mandatorily or currently redeemable. However, the Exit Right would constitute a contingent redemption event that is outside of AU10TIX’s control. As such, New Series A Shares have been presented outside of permanent equity as redeemable non-controlling interests.

The Preferred Shares Rights

The following table sets forth for the movement in the redeemable non-controlling interests:

	Year Ended December 31,
	2025	2024
Balance as of the beginning of the year	$90,737	$93,521
Net Income (loss)	(3,780)	341
Other Comprehensive Income - Translation adjustment	66	(47)
Paid dividend	-	(3,078)
Balance as of the end of the year	$87,023	$90,737